Commitments and Contingencies (Details) - Schedule of Contractual Obligations - Jun. 30, 2024 ¥ in Thousands, $ in Thousands		CNY (¥)		USD ($)
Schedule of Contractual Obligations [Line Items]
Long-term bank borrowings	[1]	¥ 9,000		$ 1,238
Short-term bank borrowing		5,000		688
Operating lease liabilities	[2]	6,865	[3]	945
Payable to Wuyi	[4]	5,200		716
Total		¥ 26,065		3,587
Payment due by period Less than 1 year [Member]
Schedule of Contractual Obligations [Line Items]
Long-term bank borrowings	[1]			9,000
Short-term bank borrowing				5,000
Operating lease liabilities	[2]			1,053
Payable to Wuyi	[4]			5,200
Total				20,253
Payment due by period 1-3 years [Member]
Schedule of Contractual Obligations [Line Items]
Long-term bank borrowings	[1]
Short-term bank borrowing
Operating lease liabilities	[2]			3,548
Payable to Wuyi	[4]
Total				3,548
Payment due by period 3-5 years [Member]
Schedule of Contractual Obligations [Line Items]
Long-term bank borrowings	[1]
Short-term bank borrowing
Operating lease liabilities	[2]			1,707
Payable to Wuyi	[4]
Total				1,707
Payment due by period More than 5 years [Member]
Schedule of Contractual Obligations [Line Items]
Long-term bank borrowings	[1]
Short-term bank borrowing
Operating lease liabilities	[2]			557
Payable to Wuyi	[4]
Total				$ 557

[1]	Youxu Zibo’s commitment for long-term bank borrowings as of June 30, 2024 is discussed in Note 13. BANK BORROWINGS.
[2]	Our commitment for minimum lease payments under the remaining operating leases as of June 30, 2024, 2022 is discussed in Note 15. LEASES.
[3]	Present value of future operating lease payments consisted of current portion of operating lease liabilities and non-current portion of operating lease liabilities, amounting to RMB1,811 (US$249) and RMB5,054 (US$695) as of June 30, 2024.
[4]	ZJ Youguan’s commitment for loan payable to WuYi Transportation Construction as of June 30, 2024 is discussed in Note 14. ACCRUED EXPENSES AND OTHER LIABILITIES and Note 22. SUBSEQUENT EVENTS.